Debt, Cash and Cash Equivalents - Summary of Net Debt by Type Valuation of Redemption (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ (54)	€ (133)		€ (70)
Total debt	24,586	15,468		18,509
Cash and cash equivalents	(6,925)	(10,315)	[1],[2]	(10,273)	[1],[2]	€ (9,148)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	17,628	5,161		8,234
Value on redemption [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	24,164	15,015		17,480
Other bank borrowings	233	284		776
Finance lease obligations	22	31		53
Other borrowings	16	17		17
Bank credit balances	249	237		203
Interest rate and currency derivatives used to manage debt	(12)	(83)		20
Total debt	24,672	15,501		18,549
Cash and cash equivalents	(6,925)	(10,315)		(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	17,714	5,194		8,274
Value on redemption [member] | Non-current assets [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Net debt	22,071	14,306		16,756
Value on redemption [member] | Current assets [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(6,925)	(10,315)		(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	(4,357)	(9,112)		(8,482)
Value on redemption [member] | Non-current liabilities [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	21,983	14,195		16,657
Other bank borrowings	57	81		61
Finance lease obligations	18	20		34
Other borrowings	13	13		13
Interest rate and currency derivatives used to manage debt		(3)		(9)
Total debt	22,071	14,306		16,756
Value on redemption [member] | Current liabilities [member]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	2,181	820		823
Other bank borrowings	176	203		715
Finance lease obligations	4	11		19
Other borrowings	3	4		4
Bank credit balances	249	237		203
Interest rate and currency derivatives used to manage debt	(12)	(80)		29
Total debt	€ 2,601	€ 1,195		€ 1,793

[1]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).